ASSETS CLASSIFIED AS HELD FOR SALE (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and bank balances	$ 0	$ 7,934
Trade receivables		6,106
Other receivables and prepayments		4,707
Due from related parties		17,724
Inventories	0	1,078
Taxation		301
Ships, property, plant and equipment		16,895
Intangible assets		75
Deferred tax assets		134
Assets classified as held for sale		54,954
Liabilities
Short term borrowings		1,609
Trade and other payables		8,217
Due to related parties		1,014
Taxation		142
Long-term borrowings		6,341
Deferred tax liabilities		3,691
Liabilities directly associated with assets classified as held for sale	$ 0	21,014
Net assets of disposal group		$ 33,940